Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
January 31, 2026
LC1-NPRT3-0426
1.9871049.109
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	88,160	8,187,419
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	4,827,146	85,681,842
Capital Markets - 0.0%
XP Inc Class A	50,516	985,567
TOTAL BRAZIL		86,667,409
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	297,586	19,935,286
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	190,460	9,467,767
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	16,301	1,851,304
TOTAL CANADA		31,254,357
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	23,017	869,122
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	7,341	221,698
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	21,688	2,682,806
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,887,948	38,061,032
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,496	1,134,471
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	322,010	14,570,953
UNITED STATES - 99.4%
Communication Services - 12.8%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	293,434	32,632,795
GCI LLC Class A	955	35,784
GCI LLC Class C	12,678	468,959
Iridium Communications Inc	10,461	208,383
		33,345,921
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class A (b)	10,213	813,874
Liberty Media Corp-Liberty Formula One Class C (b)	93,767	8,159,604
Live Nation Entertainment Inc (b)	228,371	33,216,562
Netflix Inc (b)	6,116,114	510,634,358
ROBLOX Corp Class A (b)	895,051	58,858,554
Roku Inc Class A (b)	24,097	2,294,034
Spotify Technology SA (b)	221,982	111,068,694
Take-Two Interactive Software Inc (b)	89,122	19,633,577
TKO Group Holdings Inc Class A	42,278	8,564,677
		753,243,934
Interactive Media & Services - 10.9%
Alphabet Inc Class A	4,766,965	1,611,234,171
Alphabet Inc Class C	3,881,458	1,313,989,977
Meta Platforms Inc Class A	2,399,504	1,719,244,616
Pinterest Inc Class A (b)	423,503	9,372,121
Reddit Inc Class A (b)	179,231	32,309,972
Trump Media & Technology Group Corp (b)	125,791	1,607,609
		4,687,758,466
Media - 0.0%
DoubleVerify Holdings Inc (b)	99,711	1,078,873
Liberty Broadband Corp Class A (b)	5,133	246,486
Liberty Broadband Corp Class C (b)	34,670	1,667,974
Nexstar Media Group Inc	2,417	513,322
NIQ Global Intelligence Plc (c)	33,937	576,590
Trade Desk Inc (The) Class A (b)	643,966	19,531,489
		23,614,734
TOTAL COMMUNICATION SERVICES		5,497,963,055
Consumer Discretionary - 13.4%
Automobiles - 3.7%
Tesla Inc (b)	3,678,135	1,583,106,085
Broadline Retail - 4.8%
Amazon.com Inc (b)	8,528,757	2,040,931,551
Etsy Inc (b)	81,171	4,298,816
		2,045,230,367
Distributors - 0.0%
Pool Corp	8,881	2,256,573
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	10,631	984,749
Duolingo Inc Class A (b)	54,826	7,349,974
Grand Canyon Education Inc (b)	11,166	1,941,097
H&R Block Inc	30,724	1,212,062
		11,487,882
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (b)	613,703	79,394,757
Booking Holdings Inc	44,094	220,551,133
Carnival Corp (b)	481,185	14,445,174
Cava Group Inc (b)(c)	144,053	8,732,493
Chipotle Mexican Grill Inc (b)	1,899,716	73,841,961
Choice Hotels International Inc (c)	11,880	1,221,263
Churchill Downs Inc	80,447	7,912,767
Darden Restaurants Inc	160,136	31,923,112
Domino's Pizza Inc	13,738	5,637,114
DoorDash Inc Class A (b)	517,776	105,947,325
DraftKings Inc Class A (b)	693,495	19,078,047
Dutch Bros Inc Class A (b)	169,292	9,207,792
Expedia Group Inc Class A	169,112	44,787,622
Flutter Entertainment PLC (b)	188,501	31,130,940
Hilton Worldwide Holdings Inc	329,134	98,249,790
Las Vegas Sands Corp	442,256	23,320,159
Marriott International Inc/MD Class A1	248,473	78,343,537
McDonald's Corp	58,327	18,373,005
Norwegian Cruise Line Holdings Ltd (b)	584,885	12,844,075
Planet Fitness Inc Class A (b)	121,100	11,024,944
Royal Caribbean Cruises Ltd	365,629	118,701,455
Starbucks Corp	217,114	19,963,632
Texas Roadhouse Inc	95,521	17,180,407
Travel + Leisure Co	29,088	2,022,780
Vail Resorts Inc (c)	40,630	5,406,634
Viking Holdings Ltd (b)	251,565	18,150,415
Wendy's Co/The (c)	101,140	787,880
Wingstop Inc	40,089	10,640,823
Wyndham Hotels & Resorts Inc	95,624	6,960,471
Yum! Brands Inc	135,158	21,017,069
		1,116,798,576
Household Durables - 0.1%
SharkNinja Inc (b)	20,575	2,431,965
Somnigroup International Inc	291,726	25,628,129
TopBuild Corp (b)	2,838	1,328,326
		29,388,420
Specialty Retail - 2.0%
AutoZone Inc (b)	3,776	13,987,399
Burlington Stores Inc (b)	90,690	26,831,543
Carvana Co Class A (b)	195,081	78,248,940
Chewy Inc Class A (b)	315,304	9,178,499
Floor & Decor Holdings Inc Class A (b)	48,835	3,221,157
Home Depot Inc/The	1,095,042	410,191,783
Lithia Motors Inc Class A	3,856	1,247,185
Murphy USA Inc	24,569	10,380,648
O'Reilly Automotive Inc (b)	1,117,287	109,952,214
RH (b)	3,741	743,823
Ross Stores Inc	91,886	17,334,294
TJX Cos Inc/The	807,083	120,909,104
Tractor Supply Co	767,130	39,031,574
Ulta Beauty Inc (b)	16,292	10,546,789
Valvoline Inc (b)(c)	162,319	5,311,078
Wayfair Inc Class A (b)	25,385	2,627,094
Williams-Sonoma Inc	25,516	5,221,849
		864,964,973
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	209,400	24,989,796
Lululemon Athletica Inc (b)	86,351	15,068,250
Ralph Lauren Corp Class A	4,044	1,429,190
Tapestry Inc	273,721	34,737,932
		76,225,168
TOTAL CONSUMER DISCRETIONARY		5,729,458,044
Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc (b)	237,250	12,450,880
Coca-Cola Co/The	2,742,205	205,144,357
Coca-Cola Consolidated Inc	11,218	1,705,809
Monster Beverage Corp (b)	1,006,623	81,294,873
PepsiCo Inc	270,791	41,601,621
		342,197,540
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (b)	27,871	2,576,394
Casey's General Stores Inc	7,986	4,843,509
Costco Wholesale Corp	640,551	602,278,078
Performance Food Group Co (b)	27,285	2,604,353
Sprouts Farmers Market Inc (b)	141,302	10,019,725
Sysco Corp	370,376	31,056,028
Walmart Inc	627,333	74,740,454
		728,118,541
Food Products - 0.0%
Darling Ingredients Inc (b)	25,287	1,154,604
Freshpet Inc (b)	18,995	1,323,952
Hershey Co/The	25,369	4,940,613
		7,419,169
Household Products - 0.2%
Colgate-Palmolive Co	549,835	49,644,602
Kimberly-Clark Corp	172,699	17,268,173
		66,912,775
TOTAL CONSUMER STAPLES		1,144,648,025
Energy - 0.3%
Energy Equipment & Services - 0.0%
SLB Ltd	171,102	8,277,914
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy Inc	138,407	29,275,849
HF Sinclair Corp	22,359	1,162,444
Phillips 66	41,570	5,967,789
Targa Resources Corp	306,514	61,603,185
Texas Pacific Land Corp	83,243	28,998,531
Williams Cos Inc/The	93,151	6,265,336
		133,273,134
TOTAL ENERGY		141,551,048
Financials - 5.9%
Banks - 0.2%
Bank of America Corp	762,630	40,571,916
Citigroup Inc	457,203	52,902,959
Western Alliance Bancorp	32,612	2,907,359
		96,382,234
Capital Markets - 1.4%
Ameriprise Financial Inc	121,780	64,201,198
Ares Management Corp Class A	271,533	40,640,344
Bank of New York Mellon Corp/The	73,145	8,771,548
Blackstone Inc	1,070,416	152,448,648
Blue Owl Capital Inc Class A	916,293	12,498,237
Charles Schwab Corp/The	215,198	22,363,376
Coinbase Global Inc Class A (b)	31,373	6,109,578
FactSet Research Systems Inc	3,522	895,856
Goldman Sachs Group Inc/The	22,812	21,338,573
Hamilton Lane Inc Class A	38,070	5,377,007
Houlihan Lokey Inc Class A	29,732	5,004,490
Interactive Brokers Group Inc Class A	33,031	2,473,361
Jefferies Financial Group Inc	53,949	3,300,600
KKR & Co Inc Class A	243,967	27,875,669
Lazard Inc	25,686	1,379,852
LPL Financial Holdings Inc	114,990	41,913,855
Moody's Corp	224,333	115,657,121
Morningstar Inc	22,133	4,472,858
MSCI Inc	51,700	31,496,674
Robinhood Markets Inc Class A (b)	142,971	14,222,755
TPG Inc Class A	179,204	10,556,908
Tradeweb Markets Inc Class A	14,085	1,451,741
		594,450,249
Consumer Finance - 0.2%
Ally Financial Inc	46,962	1,985,553
American Express Co	255,559	90,000,214
Credit Acceptance Corp (b)(c)	656	326,845
Figure Technology Solutions Inc Class A (c)	8,842	502,933
SLM Corp	40,246	1,092,679
SoFi Technologies Inc Class A (b)	239,674	5,466,964
		99,375,188
Financial Services - 3.7%
Affirm Holdings Inc Class A (b)	235,879	14,223,504
Apollo Global Management Inc	414,335	55,744,631
Block Inc Class A (b)	285,659	17,262,373
Corpay Inc (b)	98,071	30,856,079
Equitable Holdings Inc	433,851	20,130,686
Fiserv Inc (b)	213,392	13,599,472
Mastercard Inc Class A	1,160,955	625,510,944
Shift4 Payments Inc Class A (b)(c)	95,454	5,635,604
Toast Inc Class A (b)	668,414	20,794,360
UWM Holdings Corp Class A	27,205	133,577
Visa Inc Class A	2,429,296	781,820,332
WEX Inc (b)	4,017	618,216
		1,586,329,778
Insurance - 0.4%
Aon PLC	279,894	97,862,138
Arthur J Gallagher & Co	22,264	5,551,974
Brown & Brown Inc	44,075	3,177,808
Everest Group Ltd	8,400	2,782,752
Kinsale Capital Group Inc	31,915	12,634,510
Markel Group Inc (b)	3,665	7,478,946
Marsh & McLennan Cos Inc	84,443	15,891,328
Progressive Corp/The	42,448	8,829,184
RLI Corp	6,251	365,245
Ryan Specialty Holdings Inc Class A	153,522	7,412,042
		161,985,927
TOTAL FINANCIALS		2,538,523,376
Health Care - 8.1%
Biotechnology - 2.9%
AbbVie Inc	2,556,630	570,154,056
Alnylam Pharmaceuticals Inc (b)	182,926	61,839,964
Amgen Inc	572,571	195,750,573
Apellis Pharmaceuticals Inc (b)	155,444	3,509,926
Caris Life Sciences Inc (b)	16,114	373,200
Exact Sciences Corp (b)	14,781	1,512,688
Exelixis Inc (b)	307,636	12,723,825
Gilead Sciences Inc	483,854	68,683,075
Halozyme Therapeutics Inc (b)	167,452	12,007,983
Incyte Corp (b)	59,843	5,988,489
Insmed Inc (b)	283,211	44,427,310
Ionis Pharmaceuticals Inc (b)	212,033	17,528,768
Natera Inc (b)	187,364	43,307,315
Neurocrine Biosciences Inc (b)	119,567	16,268,286
Sarepta Therapeutics Inc (b)(c)	111,227	2,262,357
Summit Therapeutics Inc (b)	168,724	2,443,124
Ultragenyx Pharmaceutical Inc (b)	132,868	3,198,133
Vertex Pharmaceuticals Inc (b)	371,130	174,393,987
Viking Therapeutics Inc (b)(c)	12,305	357,336
		1,236,730,395
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	367,209	34,345,058
Dexcom Inc (b)	564,245	41,212,455
IDEXX Laboratories Inc (b)	114,971	77,083,457
Inspire Medical Systems Inc (b)	38,990	2,954,661
Insulet Corp (b)	101,184	25,883,879
Intuitive Surgical Inc (b)	509,397	256,848,155
Masimo Corp (b)	65,065	8,935,376
Penumbra Inc (b)	53,968	19,329,719
ResMed Inc	49,819	12,868,746
Stryker Corp	127,742	47,208,334
		526,669,840
Health Care Providers & Services - 0.7%
Cardinal Health Inc	173,073	37,189,926
Cencora Inc	264,235	94,918,497
Chemed Corp	1,797	767,570
Cigna Group/The	30,230	8,286,345
DaVita Inc (b)	50,678	5,541,133
HCA Healthcare Inc	49,477	24,158,135
McKesson Corp	167,174	138,956,701
Molina Healthcare Inc (b)	40,231	7,225,085
		317,043,392
Health Care Technology - 0.1%
Doximity Inc Class A (b)	192,521	7,213,762
Veeva Systems Inc Class A (b)	169,582	34,581,161
		41,794,923
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	32,216	18,765,177
Repligen Corp (b)	9,477	1,415,579
Sotera Health Co (b)	28,336	513,448
Tempus AI Inc Class A (b)(c)	138,677	8,295,658
Waters Corp (b)	44,946	16,662,381
		45,652,243
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	565,829	31,148,886
Corcept Therapeutics Inc (b)	135,525	5,403,382
Eli Lilly & Co	1,156,144	1,199,094,750
Zoetis Inc Class A	513,725	64,123,155
		1,299,770,173
TOTAL HEALTH CARE		3,467,660,966
Industrials - 6.3%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)	107,647	52,055,936
Boeing Co (b)	151,546	35,419,331
BWX Technologies Inc	23,150	4,755,705
Carpenter Technology Corp	12,277	3,901,999
GE Aerospace	1,501,085	460,517,867
HEICO Corp	61,319	20,291,070
HEICO Corp Class A	108,116	27,525,253
Howmet Aerospace Inc	578,660	120,407,573
Karman Holdings Inc (b)	73,397	7,618,609
Leonardo DRS Inc	43,002	1,765,662
Loar Holdings Inc (b)(c)	55,679	3,818,466
Lockheed Martin Corp	82,847	52,543,224
Rocket Lab Corp	597,030	47,804,192
StandardAero Inc (b)	17,918	553,487
TransDigm Group Inc	13,940	19,899,908
		858,878,282
Building Products - 0.4%
AAON Inc (c)	97,014	8,834,095
Armstrong World Industries Inc	18,217	3,347,192
Carlisle Cos Inc	7,009	2,389,298
Lennox International Inc	45,831	22,690,011
Simpson Manufacturing Co Inc	4,983	880,895
Trane Technologies PLC	321,719	135,308,577
		173,450,068
Commercial Services & Supplies - 0.7%
Cintas Corp	496,168	94,961,594
Copart Inc (b)	1,188,643	48,235,133
Rollins Inc	405,003	25,652,890
Tetra Tech Inc	70,275	2,646,556
Veralto Corp	136,563	13,517,005
Waste Management Inc	533,878	118,649,047
		303,662,225
Construction & Engineering - 0.4%
Comfort Systems USA Inc	50,200	57,333,420
EMCOR Group Inc	22,053	15,894,259
MasTec Inc (b)	18,888	4,542,186
Quanta Services Inc	164,641	78,143,558
WillScot Holdings Corp	65,202	1,305,996
		157,219,419
Electrical Equipment - 0.9%
GE Vernova Inc	394,540	286,582,020
Rockwell Automation Inc	13,109	5,527,410
Vertiv Holdings Co Class A	549,018	102,216,171
		394,325,601
Ground Transportation - 0.6%
Avis Budget Group Inc (b)	8,371	962,581
Lyft Inc Class A (b)	89,117	1,503,404
Old Dominion Freight Line Inc	15,112	2,617,398
U-Haul Holding Co (b)	3,574	202,110
U-Haul Holding Co Class N	56,123	2,879,671
Uber Technologies Inc (b)	2,905,464	232,582,393
Union Pacific Corp	68,131	16,017,598
XPO Inc (b)	34,041	5,041,813
		261,806,968
Industrial Conglomerates - 0.0%
3M Co	123,834	18,966,415
Machinery - 0.2%
Allison Transmission Holdings Inc	20,112	2,186,174
Caterpillar Inc	82,248	54,066,545
Illinois Tool Works Inc	136,899	35,766,233
RBC Bearings Inc (b)	9,070	4,532,007
		96,550,959
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	28,583	1,452,874
American Airlines Group Inc (b)	59,367	789,581
Southwest Airlines Co	70,003	3,326,543
		5,568,998
Professional Services - 0.6%
Automatic Data Processing Inc	545,218	134,570,707
Booz Allen Hamilton Holding Corp Class A	172,640	15,264,829
Broadridge Financial Solutions Inc	152,782	30,114,860
Dayforce Inc (b)	20,398	1,412,969
Equifax Inc	30,537	6,150,152
ExlService Holdings Inc (b)	222,869	8,725,321
KBR Inc	13,778	589,836
Paychex Inc	145,755	15,031,713
Paycom Software Inc	40,447	5,450,233
Paylocity Holding Corp (b)	58,074	7,838,829
Verisk Analytics Inc	121,228	26,362,241
		251,511,690
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	159,082	8,488,616
Fastenal Co	1,360,466	58,989,806
Ferguson Enterprises Inc	16,233	4,098,183
FTAI Aviation Ltd	146,990	40,028,317
SiteOne Landscape Supply Inc (b)	20,532	2,947,162
WW Grainger Inc	53,875	58,181,768
		172,733,852
TOTAL INDUSTRIALS		2,694,674,477
Information Technology - 48.9%
Communications Equipment - 0.6%
Arista Networks Inc (b)	1,488,737	211,013,582
Lumentum Holdings Inc (b)	7,662	3,002,278
Motorola Solutions Inc	101,272	40,766,031
Ubiquiti Inc	6,073	3,348,774
		258,130,665
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	1,760,875	253,706,870
CDW Corp/DE	13,731	1,735,461
Jabil Inc	99,329	23,559,846
		279,002,177
IT Services - 0.5%
Cloudflare Inc Class A (b)	452,401	80,233,317
Gartner Inc (b)	106,259	22,272,949
Globant SA (b)	6,001	401,346
GoDaddy Inc Class A (b)	194,083	19,509,223
Kyndryl Holdings Inc (b)	21,461	493,603
MongoDB Inc Class A (b)	10,843	4,026,331
Okta Inc Class A (b)	95,159	8,039,032
Snowflake Inc (b)	473,818	91,304,729
Twilio Inc Class A (b)	34,819	4,194,297
		230,474,827
Semiconductors & Semiconductor Equipment - 20.7%
Advanced Micro Devices Inc (b)	1,359,459	321,824,729
Applied Materials Inc	328,308	105,820,235
Astera Labs Inc (b)	181,791	27,381,360
Broadcom Inc	5,946,299	1,970,008,859
Enphase Energy Inc (b)	183,769	6,795,778
Entegris Inc	35,210	4,157,245
KLA Corp	189,889	271,150,099
Lam Research Corp	1,811,956	423,019,248
Lattice Semiconductor Corp (b)	166,920	13,440,398
MACOM Technology Solutions Holdings Inc (b)	22,644	4,960,395
Marvell Technology Inc	86,994	6,865,566
Monolithic Power Systems Inc	66,794	75,086,475
NVIDIA Corp	28,449,546	5,437,561,727
Onto Innovation Inc (b)	15,621	3,156,223
QUALCOMM Inc	356,404	54,027,282
Texas Instruments Inc	536,613	115,666,932
		8,840,922,551
Software - 15.5%
Adobe Inc (b)	603,243	176,901,010
Appfolio Inc Class A (b)	31,702	6,019,576
AppLovin Corp Class A (b)	344,065	162,780,592
Atlassian Corp Class A (b)	239,329	28,283,901
Autodesk Inc (b)	307,455	77,746,146
Bentley Systems Inc Class B	227,228	7,980,247
Cadence Design Systems Inc (b)	393,762	116,695,306
Circle Internet Group Inc Class A	10,610	678,297
Confluent Inc Class A (b)	416,805	12,729,225
Crowdstrike Holdings Inc Class A (b)	356,842	157,511,843
Datadog Inc Class A (b)	450,473	58,255,168
Docusign Inc (b)	219,032	11,507,941
Dropbox Inc Class A (b)	69,938	1,782,020
Dynatrace Inc (b)	423,727	16,139,761
Elastic NV (b)	133,204	8,782,140
Fair Isaac Corp (b)	27,876	40,787,327
Fortinet Inc (b)	918,245	74,616,589
Gen Digital Inc	86,051	2,064,363
Gitlab Inc Class A (b)	201,354	7,043,363
Guidewire Software Inc (b)	122,476	17,239,722
HubSpot Inc (b)	73,378	20,545,840
Intuit Inc	394,032	196,590,445
Manhattan Associates Inc (b)	86,518	13,065,083
Microsoft Corp	9,105,350	3,917,941,052
nCino Inc (b)	21,420	457,316
Nutanix Inc Class A (b)	91,940	3,616,000
Oracle Corp	2,429,279	399,810,738
Palantir Technologies Inc Class A (b)	3,152,288	462,093,898
Palo Alto Networks Inc (b)	969,105	171,502,512
Pegasystems Inc	41,555	1,815,538
Procore Technologies Inc (b)	165,391	9,342,938
PTC Inc (b)	19,869	3,102,147
RingCentral Inc Class A (b)	115,492	2,988,933
Rubrik Inc Class A (b)	115,101	6,439,901
Salesforce Inc	150,919	32,038,595
Samsara Inc Class A (b)	450,460	12,635,403
SentinelOne Inc Class A (b)	307,192	4,294,544
Servicenow Inc (b)	1,491,323	174,499,704
Strategy Inc Class A (b)(c)	21,393	3,202,746
Synopsys Inc (b)	195,511	90,935,099
Teradata Corp (b)	30,806	878,587
Tyler Technologies Inc (b)	51,509	19,027,425
Unity Software Inc (b)	27,048	787,097
Workday Inc Class A (b)	310,506	54,534,169
Zscaler Inc (b)	144,151	28,831,642
		6,616,521,889
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	17,770,338	4,611,047,305
Dell Technologies Inc Class C	62,880	7,195,987
NetApp Inc	113,851	10,969,544
Pure Storage Inc Class A (b)	384,204	26,717,546
Super Micro Computer Inc (b)(c)	339,739	9,889,802
		4,665,820,184
TOTAL INFORMATION TECHNOLOGY		20,890,872,293
Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	88,237	24,881,952
Sherwin-Williams Co/The	301,822	107,038,154
		131,920,106
Construction Materials - 0.0%
Eagle Materials Inc	2,815	573,725
James Hardie Industries PLC (b)	137,380	3,158,366
		3,732,091
Metals & Mining - 0.0%
Steel Dynamics Inc	18,938	3,400,697
TOTAL MATERIALS		139,052,894
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	47,105	8,023,395
CoStar Group Inc (b)	74,602	4,588,023
Jones Lang LaSalle Inc (b)	18,321	6,557,269
		19,168,687
Residential REITs - 0.0%
Sun Communities Inc	33,775	4,303,948
UDR Inc	25,819	959,175
		5,263,123
Retail REITs - 0.0%
Simon Property Group Inc	103,777	19,853,578
Specialized REITs - 0.4%
American Tower Corp	675,017	121,017,048
Lamar Advertising Co Class A	124,558	15,982,037
Public Storage	29,999	8,285,424
		145,284,509
TOTAL REAL ESTATE		189,569,897
Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	271,614	41,456,445
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	488,205	77,307,262
TOTAL UTILITIES		118,763,707
TOTAL UNITED STATES		42,552,737,782
TOTAL COMMON STOCKS (Cost $25,191,607,545)		42,736,387,049

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $4,216,122)	3.82	4,221,000	4,216,787

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	67,855,550	67,869,121
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	86,282,087	86,290,715
TOTAL MONEY MARKET FUNDS (Cost $154,159,836)			154,159,836

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $25,349,983,503)	42,894,763,672
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(63,199,322)
NET ASSETS - 100.0%	42,831,564,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	123	3/2026	63,148,200	502,749
CME E-Mini S&P 500 Index Contracts (United States)	58	3/2026	20,200,675	212,826

TOTAL FUTURES CONTRACTS				715,575
The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $656,925 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,216,787.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,082,858.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,293,003	1,765,107,549	1,777,524,409	2,261,077	(7,022)	-	67,869,121	67,855,550	0.1%
Fidelity Securities Lending Cash Central Fund	54,630,981	550,332,580	518,671,578	207,186	(1,268)	-	86,290,715	86,282,087	0.3%
Total	134,923,984	2,315,440,129	2,296,195,987	2,468,263	(8,290)	-	154,159,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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